FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2017
Finance Income And Finance Costs
NOTE 19 - FINANCE INCOME AND FINANCE COSTS

Finance income and finance cots for the years ended December 31, 2017, 2016 and 2015, are detailed below:

In Thousands of US Dollars
Description	2017	2016	2015

Interest income	$11	$4	$–

Interest and bank charges	(52)	(118)	(92)
Financial costs		–	–
Accretion of the other liabilities	(152)	(116)	(96)
Net foreign exchange gain	(1)	(10)	(46)
Net finance costs	$(194)	$(240)	$(234)

Finance income	$10	$4	$–
Finance costs	(204)	(244)	(234)
Net finance costs	$(194)	$(240)	$(234)